Long Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Summary of future annual principal payments
2012		$ 283,640
2013	34,789	35,981
2014	28,700	13,909
2015	6,192	6,404
2016	6,621	6,848
2017	7,079
Thereafter	151,649	155,275
Total	$ 235,030	$ 502,057